Insurance Contract Liabilities and Investment Contract Liabilities - Insurance Contract and Other Policy Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	$ 131,184	$ 121,923
Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	38,621	34,607
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	39,933	37,528
Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	16,087	15,297
Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	14,871	14,856
Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	14,382	12,614
Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	123,894	114,902
Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	7,290	7,021
Canada
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	74,310	66,898
Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	23,526	21,095
Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	13,527	11,435
Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	10,493	9,591
Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	9,529	9,267
Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	14,276	12,461
Canada | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	71,351	63,849
Canada | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	2,959	3,049
SLF U.S.
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	26,739	26,186
SLF U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,611	5,785
SLF U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	13,832	13,239
SLF U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,541	5,674
SLF U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	24	25
SLF U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	7	6
SLF U.S. | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	25,015	24,729
SLF U.S. | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	1,724	1,457
SLF Asia
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	23,207	21,525
SLF Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	8,497	6,651
SLF Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	12,188	12,463	$ 0
SLF Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	39	32
SLF Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	(17)	(44)
SLF Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	99	147
SLF Asia | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	20,806	19,249
SLF Asia | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	2,401	2,276
Corporate
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	6,928	7,314
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	987	1,076
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	386	391
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	14	0
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,335	5,608
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	0	0
Corporate | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	6,722	7,075
Corporate | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	206	239
United Kingdom | Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	893	980
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	238	240
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,107	5,214
United Kingdom | Corporate | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	$ 156	$ 170